Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Thousands	Share capital [member]	Perpetual corporate bonds [member]	Share premium [member]	Hedging reserve [member]	Available-for-sale financial assets revaluation reserve [member]	Other capital reserve [member]	Capital surplus [member]	Surplus reserve [member]	Currency translation differences [member]	Retained earnings [member]	Attributable to equity holders of the Company [member]	Non-controlling interests [member]	Total
Balance at period start at Dec. 31, 2014	¥ 14,420,383		¥ 18,322,575	¥ (1,091,109)	¥ 1,279,119	¥ 1,111,614	¥ 19,622,199	¥ 7,196,349	¥ (1,194,819)	¥ 30,085,379	¥ 70,129,491	¥ 14,653,215	¥ 84,782,706
Profit	0		0	0	0	0	0	0	0	13,651,933	13,651,933	3,607,174	17,259,107
Other comprehensive income/ (loss) :
Fair value changes of available-for-sale financial assets - gross	0		0	0	744,348	0	744,348	0	0	0	744,348	0	744,348
Fair value changes of and gain on disposal of available-for-sale financial assets - tax	0		0	0	(186,087)	0	(186,087)	0	0	0	(186,087)	0	(186,087)
Shares of other comprehensive income of investees - accounted for under the equity method - gross	0		0	0	904,007	0	904,007	0	0	0	904,007	0	904,007
Shares of other comprehensive income of investees - accounted for under the equity method - tax	0		0	0	(225,214)	0	(225,214)	0	0	0	(225,214)	0	(225,214)
Changes in fair value of effective portion of cash flow hedges - gross	0		0	(962,683)	0	0	(962,683)	0	0	0	(962,683)	0	(962,683)
Changes in fair value of effective portion of cash flow hedges - tax	0		0	166,135	0	0	166,135	0	0	0	166,135	0	166,135
Cash flow hedges recorded in shareholders' equity reclassified to inventories - gross	0		0	1,003,778	0	0	1,003,778	0	0	0	1,003,778	0	1,003,778
Cash flow hedges recorded in shareholders' equity reclassified to inventories - tax	0		0	(170,642)	0	0	(170,642)	0	0	0	(170,642)	0	(170,642)
Cash flow hedges recorded in shareholders' equity reclassified to exchange gain and bank charges, net - gross	0		0	(137,859)	0	0	(137,859)	0	0	0	(137,859)	0	(137,859)
Cash flow hedges recorded in shareholders' equity reclassified to exchange gain and bank charges, net - tax	0		0	23,436	0	0	23,436	0	0	0	23,436	0	23,436
Cash flow hedges recorded in shareholders' equity reclassified to interest expense - gross	0		0	161,124	0	0	161,124	0	0	0	161,124	0	161,124
Cash flow hedges recorded in shareholders' equity reclassified to interest expense - tax	0		0	(31,367)	0	0	(31,367)	0	0	0	(31,367)	0	(31,367)
Currency translation differences	0		0	0	0	0	0	0	(133,020)	0	(133,020)	(96)	(133,116)
Total comprehensive income	0		0	51,922	1,237,054	0	1,288,976	0	(133,020)	13,651,933	14,807,889	3,607,078	18,414,967
Business combinations (Note 40)	0		0	0	0	0	0	0	0	0	0	1,934,865	1,934,865
Issuance of new H shares, net of issuance expenses	780,000		3,904,314	0	0	0	3,904,314	0	0	0	4,684,314	0	4,684,314
Dividends relating to last year (Note 23)	0		0	0	0	0	0	0	0	(5,479,746)	(5,479,746)	(3,285,330)	(8,765,076)
Net capital injection from non-controlling interests of subsidiaries	0		0	0	0	0	0	0	0	0	0	623,107	623,107
Transfer to surplus reserve	0		0	0	0	0	0	943,681	0	(943,681)	0	0	0
Others	0		0	0	0	0	0	0	0	0	0	18,806	18,806
Balance at period end at Dec. 31, 2015	15,200,383		22,226,889	(1,039,187)	2,516,173	1,111,614	24,815,489	8,140,030	(1,327,839)	37,313,885	84,141,948	17,551,741	101,693,689
Profit	0		0	0	0	0	0	0	0	8,520,427	8,520,427	1,827,560	10,347,987
Other comprehensive income/ (loss) :
Fair value changes of available-for-sale financial assets - gross	0		0	0	(197,529)	0	(197,529)	0	0	0	(197,529)	0	(197,529)
Gain on disposal of available-for-sale financial assets reclassified to profit or loss - gross	0		0	0	(988,865)	0	(988,865)	0	0	0	(988,865)	0	(988,865)
Fair value changes of and gain on disposal of available-for-sale financial assets - tax	0		0	0	296,705	0	296,705	0	0	0	296,705	0	296,705
Shares of other comprehensive income of investees - accounted for under the equity method - gross	0		0	0	(242,217)	0	(242,217)	0	0	0	(242,217)	0	(242,217)
Shares of other comprehensive income of investees - accounted for under the equity method - tax	0		0	0	61,645	0	61,645	0	0	0	61,645	0	61,645
Changes in fair value of effective portion of cash flow hedges - gross	0		0	574,455	0	0	574,455	0	0	0	574,455	0	574,455
Changes in fair value of effective portion of cash flow hedges - tax	0		0	(95,407)	0	0	(95,407)	0	0	0	(95,407)	0	(95,407)
Cash flow hedges recorded in shareholders' equity reclassified to inventories - gross	0		0	603,527	0	0	603,527	0	0	0	603,527	0	603,527
Cash flow hedges recorded in shareholders' equity reclassified to inventories - tax	0		0	(102,600)	0	0	(102,600)	0	0	0	(102,600)	0	(102,600)
Cash flow hedges recorded in shareholders' equity reclassified to exchange gain and bank charges, net - gross	0		0	(55,838)	0	0	(55,838)	0	0	0	(55,838)	0	(55,838)
Cash flow hedges recorded in shareholders' equity reclassified to exchange gain and bank charges, net - tax	0		0	9,492	0	0	9,492	0	0	0	9,492	0	9,492
Cash flow hedges recorded in shareholders' equity reclassified to interest expense - gross	0		0	101,889	0	0	101,889	0	0	0	101,889	0	101,889
Cash flow hedges recorded in shareholders' equity reclassified to interest expense - tax	0		0	(20,415)	0	0	(20,415)	0	0	0	(20,415)	0	(20,415)
Currency translation differences	0		0	0	0	0	0	0	539,958	0	539,958	484	540,442
Total comprehensive income	0		0	1,015,103	(1,070,261)	0	(55,158)	0	539,958	8,520,427	9,005,227	1,828,044	10,833,271
Dividends relating to last year (Note 23)	0		0	0	0	0	0	0	0	(7,144,180)	(7,144,180)	(3,481,663)	(10,625,843)
Net capital injection from non-controlling interests of subsidiaries	0		0	0	0	0	0	0	0	0	0	285,620	285,620
Balance at period end at Dec. 31, 2016	15,200,383	¥ 0	22,226,889	(24,084)	1,445,912	1,111,614	24,760,331	8,140,030	(787,881)	38,690,132	86,002,995	16,183,742	102,186,737
Profit	0	68,600	0	0	0	0	0	0	0	1,511,236	1,579,836	4,371	1,584,207
Other comprehensive income/ (loss) :
Fair value changes of available-for-sale financial assets - gross	0	0	0	0	375,742	0	375,742	0	0	0	375,742	(50)	375,692
Gain on disposal of available-for-sale financial assets reclassified to profit or loss - gross	0	0	0	0	(1,581,994)	0	(1,581,994)	0	0	0	(1,581,994)	0	(1,581,994)
Fair value changes of and gain on disposal of available-for-sale financial assets - tax	0	0	0	0	352,646	0	352,646	0	0	0	352,646	(37)	352,609
Shares of other comprehensive income of investees - accounted for under the equity method - gross	0	0	0	0	162,858	0	162,858	0	0	0	162,858	0	162,858
Shares of other comprehensive income of investees - accounted for under the equity method - tax	0	0	0	0	(41,650)	0	(41,650)	0	0	0	(41,650)	0	(41,650)
Changes in fair value of effective portion of cash flow hedges - gross	0	0	0	85,558	0	0	85,558	0	0	0	85,558	0	85,558
Changes in fair value of effective portion of cash flow hedges - tax	0	0	0	(16,239)	0	0	(16,239)	0	0	0	(16,239)	0	(16,239)
Cash flow hedges recorded in shareholders' equity reclassified to inventories - gross	0	0	0	(109,817)	0	0	(109,817)	0	0	0	(109,817)	0	(109,817)
Cash flow hedges recorded in shareholders' equity reclassified to inventories - tax	0	0	0	18,669	0	0	18,669	0	0	0	18,669	0	18,669
Cash flow hedges recorded in shareholders' equity reclassified to exchange gain and bank charges, net - gross	0	0	0	(2,657)	0	0	(2,657)	0	0	0	(2,657)	0	(2,657)
Cash flow hedges recorded in shareholders' equity reclassified to exchange gain and bank charges, net - tax	0	0	0	452	0	0	452	0	0	0	452	0	452
Cash flow hedges recorded in shareholders' equity reclassified to interest expense - gross	0	0	0	107,233	0	0	107,233	0	0	0	107,233	0	107,233
Cash flow hedges recorded in shareholders' equity reclassified to interest expense - tax	0	0	0	(20,346)	0	0	(20,346)	0	0	0	(20,346)	0	(20,346)
Currency translation differences	0	0	0	0	0	0	0	0	112,827	0	112,827	(28,409)	84,418
Total comprehensive income	0	68,600	0	62,853	(732,398)	0	(669,545)	0	112,827	1,511,236	1,023,118	(24,125)	998,993
Business combinations (Note 40)	0	0	0	0	0	0	0	0	0	0	0	6,292,577	6,292,577
Issue of perpetual corporate bonds (Note 21)	0	4,999,950	0	0	0	0	0	0	0	0	4,999,950	0	4,999,950
Dividends relating to last year (Note 23)	0	0	0	0	0	0	0	0	0	(4,408,111)	(4,408,111)	(2,344,391)	(6,752,502)
Net capital injection from non-controlling interests of subsidiaries	0	0	0	0	0	0	0	0	0	0	0	846,847	846,847
Disposal of non-controlling interests of a subsidiary	0	0	28,054	0	0	0	28,054	0	0	0	28,054	(28,054)	0
Acquisition of non-controlling interests of a subsidiary	0	0	(4,440)	0	0	0	(4,440)	0	0	0	(4,440)	(86,699)	(91,139)
Disposal of subsidiaries (Note 6)	0	0	0	0	0	0	0	0	0	0	0	(866,859)	(866,859)
Balance at period end at Dec. 31, 2017	¥ 15,200,383	¥ 5,068,550	¥ 22,250,503	¥ 38,769	¥ 713,514	¥ 1,111,614	¥ 24,114,400	¥ 8,140,030	¥ (675,054)	¥ 35,793,257	¥ 87,641,566	¥ 19,973,038	¥ 107,614,604